U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer: Seligman Henderson Global Fund Series, Inc.
                                     100 Park Avenue
                                     New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[     X      ]


3.       Investment Company Act File Number:         811-6485

         Securities Act File Number:                          33-44186

4(a).    Last day of fiscal year for which this notice is filed:       10/31/99

4(b).    Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)                 [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
                 [              ]


5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                   $ 1,814,179,178

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                            $ (2,331,775,254)

         (iii)    Aggregate price of securities  redeemed or repurchased  during any PRIOR  fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:                   $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                        $ (2,331,775,254)

         (v)      Net Sales - if Item 5(i) is greater than                       $  -0-
                  Item 5(iv), subtract Item 5(iv) from Item 5(i):



         (vi)     Redemption  credits available for use in future years (If Item
                  5(i) is less than Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):                                                     $ (517,596,076)

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                              x  .000264

(viii)   Registration fee due (multiply Item 5(v)
         by Item 5(vii) (enter "0" if no fee is due):                            $ -0-


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
           here:      [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                              [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):      $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):                             $ -0-
                                                                     =====

9.       Date the registration fee and interest payment was sent to the
         Commission's lockbox depository:                              N/A

         Method of delivery         [       ]Wire Transfer
                                    [       ]Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

                                       /S/
                                 Thomas G. Rose
                                    Treasurer
Date: January 25, 2000

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.

         The undersigned, Treasurer of Seligman Henderson Global Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

         1. From November 1, 1998 through October 31, 1999, the Company issued an aggregate of 123,338,862 shares of its Capital Stock, $0.001 par value as follows:

       Seligman Henderson Emerging Markets Growth Fund               19,468,284
       Seligman Henderson Global Growth Opportunities Fund           17,227,852
       Seligman Henderson Global Smaller Companies Fund              26,187,148
       Seligman Henderson Global Technology                          51,038,323
       Seligman Henderson International Fund                          9,417,255

         2. In respect of the issuance of such 123,338,862 shares, the Company received aggregate cash consideration (net of any sales commissions) of $1,812,858,411 as follows:

      Seligman Henderson Emerging Markets Growth Fund               120,904,957
      Seligman Henderson Global Growth Opportunities Fund           204,050,433
      Seligman Henderson Global Smaller Companies Fund              387,560,644
      Seligman Henderson Global Technology                          916,127,893
      Seligman Henderson International Fund                         184,214,484

         3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

         4. At no time during the period from November 1, 1998 through October 31, 1999, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

      Seligman Henderson Emerging Markets Growth Fund               400,000,000
      Seligman Henderson Global Growth Opportunities Fund           400,000,000
      Seligman Henderson Global Smaller Companies Fund              400,000,000
      Seligman Henderson Global Technology                          400,000,000
      Seligman Henderson International Fund                         400,000,000

         In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:    January 25, 2000



                                                    /S/
                                              Thomas G. Rose
                                                 Treasurer